Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition [Abstract]
Schedule of Consideration Paid Allocated to the assets and Liabilities	The goodwill, which is not deductible for tax purposes, is attributable to the assembled workforce of Global Stem Cells Group, planned growth in new markets, and synergies expected to be achieved from the combined operations of Meso Numismatics, Inc. and Global Stem Cells Group.
Description	As of August 18, 2021
Cash Payments to GSCG	$225,000
Fair value of 1,000,000 shares of preferred series AA stock	963,866
Fair value of 8,974 shares of preferred series DD stock	5,038,576
Accounts payable and accrued liabilities	164,252
Note payables	407,588
Due to MESO	250,000
Total consideration	$7,049,282

Cash and cash equivalents	716,647
Accounts receivable	14,006
Property and equipment, net	25,491
Intangible assets, net	487,700
Total fair value of assets acquired	1,243,844
Consideration paid in excess of fair value (Goodwill) (1)	$5,805,438
(1)	The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as goodwill.